2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Risk-free interest rate Minimum	0.97%
Risk-free interest rate Maximum	1.62%
Expected volatility Minimum	82.00%
Expected volatility Maximum	85.00%
Expected term of options in years	6 years 3 months
Expected dividend yield	0.00%